Cover	Apr. 08, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 8, 2024, First Community Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) reporting the planned retirement of Tanya A. Butts as Chief Operations and Risk Officer of the Company and First Community Bank (the “Bank”) effective December 31, 2024. This Amendment No. 1 on Form 8-K/A is being filed to confirm that Ms. Butts has retired from the roles of Chief Operations and Risk Officer of the Company and the Bank and will continue as Executive Vice President and Senior Advisor through the first quarter of 2025 to insure a smooth transition for her successor, Sarah Donley. The information previously reported in the Original Report is incorporated herein by reference.
Document Period End Date	Apr. 08, 2024
Entity File Number	000-28344
Entity Registrant Name	First Community Corporation
Entity Central Index Key	0000932781
Entity Tax Identification Number	57-1010751
Entity Incorporation, State or Country Code	SC
Entity Address, Address Line One	5455 Sunset Blvd
Entity Address, City or Town	Lexington
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29072
City Area Code	(803)
Local Phone Number	951-2265
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $1.00 per share
Trading Symbol	FCCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false